Note 3 - Securities Available For Sale (Details) - Summary of Unrealized Losses and Fair Value for Securities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other marketable securities:
Number of Investments, Less than Twelve Months	20	1
Fair Value, Less than Twelve Months	$ 93,390	$ 4,996
Unrealized Losses, Less than Twelve Months	(637)	(4)
Number of Investments, Twelve Months and More	1	1
Fair Value, Twelve Months and More	280	245
Unrealized Losses, Twelve Months and More	(420)	(455)
Fair Value, Total	93,670	5,241
Unrealized Losses, Total	(1,057)	(459)
US Government Agencies Debt Securities [Member]
Other marketable securities:
Number of Investments, Less than Twelve Months	20	1
Fair Value, Less than Twelve Months	93,390	4,996
Unrealized Losses, Less than Twelve Months	(637)	(4)
Number of Investments, Twelve Months and More	0	0
Fair Value, Twelve Months and More	0	0
Unrealized Losses, Twelve Months and More	0	0
Fair Value, Total	93,390	4,996
Unrealized Losses, Total	(637)	(4)
Corporate Preferred Stock [Member]
Other marketable securities:
Number of Investments, Less than Twelve Months	0	0
Fair Value, Less than Twelve Months	0	0
Unrealized Losses, Less than Twelve Months	0	0
Number of Investments, Twelve Months and More	1	1
Fair Value, Twelve Months and More	280	245
Unrealized Losses, Twelve Months and More	(420)	(455)
Fair Value, Total	280	245
Unrealized Losses, Total	$ (420)	$ (455)